FAIR VALUE MEASUREMENTS (Details) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 RUB	Dec. 31, 2012 RUB	Dec. 31, 2011 RUB	Dec. 31, 2013 Level 1 RUB	Dec. 31, 2012 Level 1 RUB	Dec. 31, 2013 Level 1 Recurring basis RUB	Dec. 31, 2012 Level 1 Recurring basis RUB	Dec. 31, 2013 Level 2 RUB	Dec. 31, 2012 Level 2 RUB	Dec. 31, 2012 Level 2 Capital protected index-linked note RUB	Dec. 31, 2013 Level 2 Recurring basis RUB	Dec. 31, 2012 Level 2 Recurring basis RUB	Dec. 31, 2012 Level 2 Recurring basis Capital protected index-linked note RUB	Dec. 31, 2013 Level 3 RUB	Dec. 31, 2012 Level 3 RUB	Dec. 31, 2013 Level 3 Recurring basis RUB	Dec. 31, 2012 Level 3 Recurring basis RUB	Dec. 31, 2013 Total USD ($)	Dec. 31, 2013 Total RUB	Dec. 31, 2012 Total RUB	Dec. 31, 2012 Total Capital protected index-linked note RUB	Dec. 31, 2013 Total Recurring basis USD ($)	Dec. 31, 2013 Total Recurring basis RUB	Dec. 31, 2012 Total Recurring basis RUB	Dec. 31, 2012 Total Recurring basis Capital protected index-linked note RUB
Cash equivalents:
Bank deposits	$ 511.2	16,730.0	5,530.0						16,730.0	5,530.0									$ 511.2	16,730.0	5,530.0
Investments in money market funds	439.1	14,371.0	969.0		14,371.0	969.0													439.1	14,371.0	969.0
Term deposits, current			4,629							4,629											4,629
Term deposits, non-current	463.8	15,180.0	10,330.0						15,180.0	10,330.0									463.8	15,180.0	10,330.0
Marketable securities, current	2.7	87.0	76.0				87.0	76.0															2.7	87.0	76.0
Marketable securities, non-current			39.0					39.0																	39.0
Restricted cash	3.2	104.0	214.0		104.0	214.0													3.2	104.0	214.0
Loans to employees	13.7	447.0	199.0						447.0	199.0									13.7	447.0	199.0
Loans granted	7.5	246.0							278.0										8.4	278.0
Derivative contracts																	22.0	8.0					0.6	22.0	8.0
Capital protected index-linked note-host contract											2,366											2,366
Capital protected index-linked note-derivative														12												12
Fair value of financial assets					14,562.0	1,298.0			32,635.0	23,066.0					22.0	8.0			1,442.7	47,219.0	24,372.0
Liabilities
Derivative contracts												9.0	50.0										0.3	9.0	50.0
Fair value of financial liabilities									9.0										0.3	9.0
Additional disclosures
Transfer amount between the levels	0	0	0	0
Total gains attributable to bank deposits and investments in money market funds	50.4	1,651.0	910.0	204.0
Other financial assets	0	0	0	0
Other financial liabilities	$ 0	0	0	0